RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 12 – RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31,
	2022	2021
	USD in thousands
Salaries and related expense	2,034	894
Stock-based compensation	576	257
Materials and subcontractors	1,030	655
Depreciation	163	39
Travel expenses	73	-
Vehicle expenses	75	26
Rent and maintenance and other expenses	246	131
	4,197	2,002